SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION (Tables)	12 Months Ended
Dec. 29, 2018
SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION
Schedule of changes in "Accumulated other comprehensive loss" (net of tax)

(In millions)	Foreign Currency Translation	Pension and Other Postretirement Benefits	Cash Flow Hedges	Total

Balance as of December 31, 2016	$(212.6)	$(540.3)	$1.0	$(751.9)
Other comprehensive income (loss) before reclassifications, net of tax	56.4	(3.0)	(2.2)	51.2
Reclassifications to net income, net of tax	–	19.3	.9	20.2

Net current-period other comprehensive income (loss), net of tax	56.4	16.3	(1.3)	71.4

Balance as of December 30, 2017	$(156.2)	$(524.0)	$(.3)	$(680.5)
Other comprehensive (loss) income before reclassifications, net of tax	(91.2)	(4.1)	1.1	(94.2)
Reclassifications to net income, net of tax	–	93.8	(1.1)	92.7

Net current-period other comprehensive (loss) income, net of tax	(91.2)	89.7	–	(1.5)

Balance as of December 29, 2018	$(247.4)	$(434.3)	$(.3)	$(682.0)

Schedule of amounts reclassified from "Accumulated other comprehensive loss" to increase (decrease) net income

(In millions)	2018	2017	2016	Affected Line Item in the Statements Where Net Income is Presented

Cash flow hedges:
Foreign exchange contracts	$1.3	$.2	$(3.0)	Cost of products sold
Commodity contracts	.1	.2	(.7)	Cost of products sold
Interest rate contracts	–	(1.8)	(.1)	Interest expense

	1.4	(1.4)	(3.8)	Total before tax
	(.3)	.5	1.0	Provision for income taxes

	1.1	(.9)	(2.8)	Net of tax

Pension and other postretirement benefits	(121.4)	(28.2)	(66.8)	Other non-operating expense
	27.6	8.9	22.6	Provision for income taxes

	(93.8)	(19.3)	(44.2)	Net of tax

Total reclassifications for the period	$(92.7)	$(20.2)	$(47.0)	Total, net of tax

Schedule of income tax (benefit) expense allocated to each component of other comprehensive (loss) income

(In millions)	2018	2017	2016

Foreign currency translation:
Translation (loss) gain	$(9.1)	$(25.1)	$(3.3)
Pension and other postretirement benefits:
Net loss recognized from actuarial gain/loss and prior service cost/credit	(2.4)	.5	(24.2)
Reclassifications to net income	27.6	8.9	22.6
Cash flow hedges:
Gains (losses) recognized on cash flow hedges	.3	(.6)	.1
Reclassifications to net income	(.3)	.5	1.0

Income tax expense (benefit) related to items of other comprehensive (loss) income	$16.1	$(15.8)	$(3.8)